STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Common Stocks — 99.7%	Shares	Fair Value
Communications — 7.7%
Airbnb, Inc., Class A(a)	945	$114,742
Alphabet, Inc., Class C	1,199	292,016
Alphabet, Inc., Class A	1,202	292,206
AppLovin Corporation, Class A(a)	373	268,015
AT&T, Inc.	14,676	414,450
Booking Holdings, Inc.	21	113,385
Charter Communications, Inc., Class A(a)	2,472	680,059
Comcast Corporation, Class A	19,697	618,880
DoorDash, Inc., Class A(a)	449	122,124
Electronic Arts, Inc.	3,778	762,022
Expedia Group, Inc.	521	111,364
Fox Corporation, Class A	1,865	117,607
Fox Corporation, Class B	2,006	114,924
GoDaddy, Inc., Class A(a)	2,394	327,571
Interpublic Group of Companies, Inc. (The)	16,450	459,120
Match Group, Inc.	15,333	541,562
Meta Platforms, Inc., Class A	766	562,535
Netflix, Inc.(a)	244	292,536
News Corporation, Class B	3,363	116,192
News Corporation, Class A	3,614	110,986
Omnicom Group, Inc.	5,623	458,443
Paramount Skydance Corporation	11,552	218,564
Take-Two Interactive Software, Inc.(a)	2,640	682,070
T-Mobile US, Inc.	1,778	425,618
Trade Desk, Inc. (The), Class A(a)	4,808	235,640
Uber Technologies, Inc.(a)	1,207	118,250
VeriSign, Inc.	1,216	339,957
Verizon Communications, Inc.	9,873	433,918
Walt Disney Company (The)	1,872	214,344
Warner Bros Discovery, Inc.(a)	11,503	224,654
		9,783,754
Consumer Discretionary — 13.2%
Amazon.com, Inc.(a)	1,269	278,634
Aptiv Holdings Ltd.(a)	5,899	508,612
AutoZone, Inc.(a)	45	193,061
Axon Enterprise, Inc.(a)	144	103,340
Best Buy Company, Inc.	4,291	324,485
Builders FirstSource, Inc.(a)	1,369	165,991
CarMax, Inc.(a)	3,268	146,635
Carnival Corporation(a)	3,444	99,566
Chipotle Mexican Grill, Inc.(a)	16,857	660,626
Copart, Inc.(a)	5,980	268,920
Darden Restaurants, Inc.	3,063	583,073
Deckers Outdoor Corporation(a)	3,297	334,217
Domino’s Pizza, Inc.	1,441	622,094
DR Horton, Inc.	1,831	310,300
eBay, Inc.	3,187	289,858
Ford Motor Company	41,814	500,095
General Motors Company	8,349	509,039
Genuine Parts Company	1,383	191,684
Hasbro, Inc.	4,154	315,081
Hilton Worldwide Holdings, Inc.	527	136,725
Home Depot, Inc. (The)	514	208,268
Las Vegas Sands Corporation	2,029	109,140
Lennar Corporation, Class A	2,372	298,967
Live Nation Entertainment, Inc.(a)	625	102,125
LKQ Corporation	6,048	184,706
Lowe’s Companies, Inc.	799	200,797
Common Stocks — 99.7% (continued)	Shares	Fair Value
Consumer Discretionary — 13.2% (continued)
Lululemon Athletica, Inc.(a)	2,444	$434,861
Marriott International, Inc., Class A	533	138,815
Masco Corporation	2,653	186,745
McDonald’s Corporation	2,132	647,893
MGM Resorts International(a)	3,141	108,867
Mohawk Industries, Inc.(a)	1,436	185,129
NIKE, Inc., Class B	5,352	373,195
Norwegian Cruise Line Holdings Ltd.(a)	4,072	100,293
NVR, Inc.(a)	39	313,352
O’Reilly Automotive, Inc.(a)	1,817	195,891
Pool Corporation	499	154,725
PulteGroup, Inc.	2,375	313,808
Ralph Lauren Corporation	1,240	388,814
Ross Stores, Inc.	6,604	1,006,383
Royal Caribbean Cruises Ltd.	323	104,516
Starbucks Corporation	7,951	672,654
Tapestry, Inc.	3,670	415,518
Tesla, Inc.(a)	1,233	548,340
TJX Companies, Inc. (The)	7,003	1,012,213
TKO Group Holdings, Inc.	1,072	216,501
Tractor Supply Company	2,686	152,753
Ulta Beauty, Inc.(a)	633	346,093
Williams-Sonoma, Inc.	1,102	215,386
Wynn Resorts Ltd.	910	116,726
Yum! Brands, Inc.	4,356	662,112
		16,657,622
Consumer Staples — 12.6%
Altria Group, Inc.	7,328	484,088
Archer-Daniels-Midland Company	7,932	473,858
Brown-Forman Corporation, Class B	11,835	320,492
Bunge Global S.A.	5,984	486,200
Church & Dwight Company, Inc.	6,006	526,306
Clorox Company (The)	4,519	557,192
Coca-Cola Company (The)	4,859	322,249
Colgate-Palmolive Company	6,702	535,758
Conagra Brands, Inc.	14,558	266,557
Constellation Brands, Inc., Class A	2,334	314,320
Costco Wholesale Corporation	1,009	933,961
Dollar General Corporation	2,079	214,865
Dollar Tree, Inc.(a)	2,227	210,162
Estee Lauder Companies, Inc. (The), Class A	6,673	588,024
General Mills, Inc.	5,591	281,898
Hershey Company (The)	1,320	246,906
Hormel Foods Corporation	19,473	481,763
J M Smucker Company (The)	2,589	281,165
Kellanova	3,074	252,129
Kenvue, Inc.	29,392	477,032
Keurig Dr Pepper, Inc.	11,957	305,023
Kimberly-Clark Corporation	4,361	542,247
Kroger Company (The)	14,303	964,165
Lamb Weston Holdings, Inc.	4,916	285,521
McCormick & Company, Inc.	4,048	270,852
Molson Coors Beverage Company, Class B	6,724	304,261
Mondelez International, Inc., Class A	3,940	246,132
Monster Beverage Corporation(a)	5,033	338,771
PepsiCo, Inc.	1,701	238,888
Philip Morris International, Inc.	2,940	476,868
Procter & Gamble Company (The)	3,535	543,153

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Consumer Staples — 12.6% (continued)
Sysco Corporation	12,016	$989,397
Target Corporation	2,413	216,446
The Campbell’s Company	8,398	265,209
The Kraft Heinz Company	10,680	278,107
Tyson Foods, Inc., Class A	8,859	481,044
Walmart, Inc.	9,438	972,680
		15,973,689
Energy — 6.5%
APA Corporation	4,752	115,379
Baker Hughes Company	9,338	454,947
Chevron Corporation	6,217	965,437
ConocoPhillips	1,174	111,049
Coterra Energy, Inc.	6,683	158,053
Devon Energy Corporation	4,682	164,151
Diamondback Energy, Inc.	793	113,478
EOG Resources, Inc.	919	103,038
EQT Corporation	3,196	173,958
Expand Energy Corporation	1,692	179,758
Exxon Mobil Corporation	8,709	981,939
First Solar, Inc.(a)	1,211	267,062
Halliburton Company	19,529	480,414
Kinder Morgan, Inc.	11,805	334,200
Marathon Petroleum Corporation	3,612	696,177
Occidental Petroleum Corporation	2,376	112,266
ONEOK, Inc.	4,457	325,227
Phillips 66	4,977	676,972
Schlumberger Ltd.	12,205	419,486
Targa Resources Corporation	1,957	327,876
Valero Energy Corporation	4,155	707,430
Williams Companies, Inc. (The)	5,536	350,706
		8,219,003
Financials — 9.6%
Aflac, Inc.	2,380	265,846
Allstate Corporation (The)	1,300	279,045
American Express Company	192	63,775
American International Group, Inc.	3,300	259,182
Ameriprise Financial, Inc.	194	95,303
Aon PLC, Class A	130	46,355
Apollo Global Management, Inc.	699	93,156
Arch Capital Group Ltd.	2,017	183,002
Arthur J. Gallagher & Company	162	50,178
Assurant, Inc.	1,227	265,768
Bank of America Corporation	3,219	166,068
Bank of New York Mellon Corporation (The)	1,359	148,077
Berkshire Hathaway, Inc., Class B(a)	1,319	663,114
Blackrock, Inc.	86	100,265
Blackstone, Inc.	532	90,892
Brown & Brown, Inc.	516	48,396
Capital One Financial Corporation	5,820	1,237,216
Cboe Global Markets, Inc.	206	50,522
Charles Schwab Corporation (The)	2,321	221,586
Chubb Ltd.	669	188,825
Cincinnati Financial Corporation	1,154	182,447
Citigroup, Inc.	1,637	166,156
Citizens Financial Group, Inc.	1,396	74,211
CME Group, Inc.	196	52,957
Erie Indemnity Company, Class A	769	244,665
Everest Group Ltd.	519	181,769
Common Stocks — 99.7% (continued)	Shares	Fair Value
Financials — 9.6% (continued)
Fifth Third Bancorp	1,687	$75,156
Franklin Resources, Inc.	3,915	90,554
Globe Life, Inc.	1,831	261,778
Goldman Sachs Group, Inc. (The)	417	332,077
Hartford Insurance Group, Inc. (The)	1,405	187,413
Huntington Bancshares, Inc.	4,072	70,323
Interactive Brokers Group, Inc., Class A	3,408	234,504
Intercontinental Exchange, Inc.	302	50,881
Invesco Ltd.	4,301	98,665
JPMorgan Chase & Company	530	167,178
KeyCorporation	3,796	70,947
KKR & Company, Inc.	673	87,456
Loews Corporation	6,669	669,502
M&T Bank Corporation	366	72,329
Marsh & McLennan Companies, Inc.	238	47,964
MetLife, Inc.	3,223	265,479
Morgan Stanley	2,082	330,955
Nasdaq, Inc.	513	45,375
Northern Trust Corporation	745	100,277
PNC Financial Services Group, Inc. (The)	371	74,545
Principal Financial Group, Inc.	3,204	265,644
Progressive Corporation (The)	1,049	259,051
Prudential Financial, Inc.	2,437	252,814
Raymond James Financial, Inc.	1,275	220,065
Regions Financial Corporation	2,664	70,250
Robinhood Markets, Inc., Class A(a)	419	59,992
State Street Corporation	1,287	149,305
Synchrony Financial	17,280	1,227,744
T Rowe Price Group, Inc.	932	95,660
Travelers Companies, Inc. (The)	667	186,240
Truist Financial Corporation	1,597	73,015
US Bancorp	1,552	75,008
W R Berkley Corporation	2,520	193,082
Wells Fargo & Company	1,998	167,472
Willis Towers Watson PLC	130	44,909
		12,092,385
Health Care — 12.2%
Abbott Laboratories	578	77,417
AbbVie, Inc.	1,591	368,380
Agilent Technologies, Inc.	1,510	193,808
Align Technology, Inc.(a)	990	123,968
Amgen, Inc.	1,257	354,725
Baxter International, Inc.	3,393	77,259
Becton Dickinson and Company	441	82,542
Biogen, Inc.(a)	2,397	335,772
Bio-Techne Corporation	3,630	201,936
Boston Scientific Corporation(a)	754	73,613
Bristol-Myers Squibb Company	7,517	339,017
Cardinal Health, Inc.	1,711	268,559
Cencora, Inc.	861	269,088
Centene Corporation(a)	13,052	465,695
Charles River Laboratories International, Inc.(a)	1,217	190,412
Cigna Group (The)	860	247,895
Cooper Companies, Inc. (The)(a)	1,953	133,898
CVS Health Corporation	5,790	436,508
Danaher Corporation	685	135,808
DaVita, Inc.(a)	1,630	216,578
DexCom, Inc.(a)	1,651	111,096

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Health Care — 12.2% (continued)
Edwards Lifesciences Corporation(a)	1,046	$81,347
Elevance Health, Inc.	1,392	449,783
Eli Lilly & Company	460	350,980
GE HealthCare Technologies, Inc.	1,683	126,393
Gilead Sciences, Inc.	3,032	336,552
HCA Healthcare, Inc.	1,607	684,903
Henry Schein, Inc.(a)	3,774	250,480
Hologic, Inc.(a)	2,021	136,397
Humana, Inc.	1,570	408,467
IDEXX Laboratories, Inc.(a)	203	129,695
Incyte Corporation(a)	4,179	354,421
Insulet Corporation(a)	381	117,626
Intuitive Surgical, Inc.(a)	362	161,897
IQVIA Holdings, Inc.(a)	994	188,800
Johnson & Johnson	1,950	361,569
Labcorp Holdings, Inc.	1,171	336,147
McKesson Corporation	366	282,750
Medtronic PLC	866	82,478
Merck & Company, Inc.	4,194	352,002
Mettler-Toledo International, Inc.(a)	150	184,142
Moderna, Inc.(a)	14,772	381,561
Molina Healthcare, Inc.(a)	2,400	459,264
Pfizer, Inc.	14,550	370,734
Quest Diagnostics, Inc.	1,780	339,232
Regeneron Pharmaceuticals, Inc.	613	344,672
ResMed, Inc.	482	131,938
Revvity, Inc.	1,572	137,786
Solventum Corporation(a)	1,109	80,957
STERIS PLC	645	159,599
Stryker Corporation	425	157,110
Thermo Fisher Scientific, Inc.	388	188,188
UnitedHealth Group, Inc.	1,232	425,410
Universal Health Services, Inc., Class B	3,397	694,484
Vertex Pharmaceuticals, Inc.(a)	880	344,643
Viatris, Inc.	34,870	345,213
Waters Corporation(a)	630	188,880
West Pharmaceutical Services, Inc.	313	82,109
Zimmer Biomet Holdings, Inc.	1,579	155,532
Zoetis, Inc.	2,343	342,828
		15,410,943
Industrials — 10.2%
3M Company	1,375	213,373
A O Smith Corporation	2,625	192,701
Allegion plc	558	98,961
AMETEK, Inc.	857	161,116
Amphenol Corporation, Class A	2,058	254,678
Boeing Company (The)(a)	1,012	218,420
Carrier Global Corporation	1,584	94,565
Caterpillar, Inc.	377	179,886
CH Robinson Worldwide, Inc.	820	108,568
Cintas Corporation	1,207	247,749
CSX Corporation	3,252	115,479
Cummins, Inc.	238	100,524
Deere & Company	346	158,212
Delta Air Lines, Inc.	5,438	308,607
Dover Corporation	1,255	209,372
Eaton Corporation PLC	1,335	499,623
EMCOR Group, Inc.	518	336,462
Common Stocks — 99.7% (continued)	Shares	Fair Value
Industrials — 10.2% (continued)
Emerson Electric Company	268	$35,156
Expeditors International of Washington, Inc.	865	106,040
Fastenal Company	3,431	168,256
FedEx Corporation	473	111,538
Fortive Corporation	741	36,302
GE Vernova, LLC	347	213,370
Generac Holdings, Inc.(a)	530	88,722
General Dynamics Corporation	666	227,106
General Electric Company	771	231,932
Honeywell International, Inc.	1,026	215,973
Howmet Aerospace, Inc.	533	104,591
Hubbell, Inc.	1,117	480,656
Huntington Ingalls Industries, Inc.	395	113,724
IDEX Corporation	1,521	247,558
Illinois Tool Works, Inc.	839	218,778
Ingersoll Rand, Inc.	3,099	256,039
Jacobs Solutions, Inc.	2,219	332,539
JB Hunt Transport Services, Inc.	787	105,592
Johnson Controls International plc	894	98,295
Keysight Technologies, Inc.(a)	1,909	333,922
L3Harris Technologies, Inc.	389	118,804
Lennox International, Inc.	359	190,040
Lockheed Martin Corporation, Class B	230	114,818
Nordson Corporation	170	38,582
Norfolk Southern Corporation	395	118,662
Northrop Grumman Corporation	196	119,427
Old Dominion Freight Line, Inc.	749	105,444
Otis Worldwide Corporation	1,097	100,299
PACCAR, Inc.	1,588	156,132
Parker-Hannifin Corporation	129	97,801
Pentair PLC	2,201	243,783
Quanta Services, Inc.	851	352,671
Republic Services, Inc.	1,069	245,314
Rockwell Automation, Inc.	105	36,701
Rollins, Inc.	4,266	250,585
RTX Corporation	696	116,462
Snap-on, Inc.	981	339,945
Southwest Airlines Company	10,284	328,161
Stanley Black & Decker, Inc.	4,197	311,963
TE Connectivity plc	1,164	255,533
Teledyne Technologies, Inc.(a)	73	42,781
Textron, Inc.	2,668	225,419
Trane Technologies PLC	249	105,068
TransDigm Group, Inc.	77	101,488
Trimble, Inc.(a)	447	36,498
Union Pacific Corporation	505	119,367
United Airlines Holdings, Inc.(a)	3,055	294,808
United Parcel Service, Inc., Class B	1,287	107,503
United Rentals, Inc.	174	166,111
Veralto Corporation	362	38,593
Waste Management, Inc.	1,119	247,109
Westinghouse Air Brake Technologies Corporation	862	172,805
WW Grainger, Inc.	162	154,380
Xylem, Inc.	1,725	254,438
		12,931,880
Materials — 2.9%
Air Products and Chemicals, Inc.	212	57,817

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Materials — 2.9% (continued)
Albemarle Corporation	816	$66,161
Amcor PLC	19,661	160,827
Avery Dennison Corporation	491	79,625
Ball Corporation	3,180	160,336
CF Industries Holdings, Inc.	1,690	151,593
Corteva, Inc.	1,948	131,743
Dow, Inc.	4,334	99,379
DuPont de Nemours, Inc.	802	62,476
Eastman Chemical Company	923	58,195
Ecolab, Inc.	224	61,345
Freeport-McMoRan, Inc.	7,281	285,561
International Flavors & Fragrances, Inc.	945	58,155
International Paper Company	1,770	82,128
Linde PLC	121	57,475
LyondellBasell Industries N.V., Class A	1,965	96,364
Martin Marietta Materials, Inc.	352	221,859
Mosaic Company (The)	4,300	149,124
Newmont Corporation	4,108	346,345
Nucor Corporation	2,303	311,895
Packaging Corporation of America	367	79,980
PPG Industries, Inc.	980	103,008
Sherwin-Williams Company (The)	301	104,224
Smurfit WestRock plc	1,839	78,286
Steel Dynamics, Inc.	2,492	347,460
Vulcan Materials Company	736	226,408
		3,637,769
Real Estate — 3.4%
Alexandria Real Estate Equities, Inc. - REIT	1,704	142,011
American Tower Corporation - REIT	445	85,582
AvalonBay Communities, Inc. - REIT	742	143,332
BXP, Inc. - REIT	1,875	139,388
Camden Property Trust - REIT	1,321	141,056
CBRE Group, Inc., Class A(a)	294	46,323
Crown Castle, Inc. - REIT	910	87,806
Digital Realty Trust, Inc. - REIT	2,002	346,105
Equinix, Inc. - REIT	440	344,626
Equity Residential - REIT	2,178	140,982
Essex Property Trust, Inc. - REIT	542	145,072
Extra Space Storage, Inc. - REIT	983	138,544
Federal Realty Investment Trust - REIT	812	82,264
Healthpeak Properties, Inc. - REIT	7,773	148,853
Host Hotels & Resorts, Inc. - REIT	8,222	139,938
Invitation Homes, Inc. - REIT	4,790	140,491
Iron Mountain, Inc. - REIT	896	91,338
Kimco Realty Corporation - REIT	3,790	82,812
Mid-America Apartment Communities, Inc. - REIT	1,018	142,245
Prologis, Inc. - REIT	753	86,234
Public Storage - REIT	495	142,981
Realty Income Corporation - REIT	1,380	83,890
Regency Centers Corporation - REIT	1,217	88,719
SBA Communications Corporation, Class A- REIT	434	83,914
Simon Property Group, Inc. - REIT	481	90,269
Texas Pacific Land Corporation - REIT	116	108,302
UDR, Inc. - REIT	3,771	140,507
Ventas, Inc. - REIT	3,113	217,879
VICI Properties, Inc. - REIT	3,273	106,733
Welltower, Inc. - REIT	1,283	228,554
Common Stocks — 99.7% (continued)	Shares	Fair Value
Real Estate — 3.4% (continued)
Weyerhaeuser Company - REIT	8,717	$216,094
		4,322,844
Technology — 15.1%
Accenture PLC, Class A	728	179,525
Adobe, Inc.(a)	828	292,077
Advanced Micro Devices, Inc.(a)	1,095	177,160
Akamai Technologies, Inc.(a)	4,520	342,435
Analog Devices, Inc.	1,180	289,926
Apple, Inc.	2,782	708,381
Applied Materials, Inc.	1,294	264,934
Arista Networks, Inc.(a)	2,336	340,379
Autodesk, Inc.(a)	907	288,127
Automatic Data Processing, Inc.	986	289,391
Block, Inc.(a)	794	57,382
Broadcom, Inc.	1,206	397,871
Broadridge Financial Solutions, Inc.	573	136,471
Cadence Design Systems, Inc.(a)	1,264	443,993
CDW Corporation	991	157,846
Cisco Systems, Inc.	4,894	334,847
Cognizant Technology Solutions Corporation, Class A	2,510	168,346
Coinbase Global, Inc., Class A(a)	149	50,286
Corning, Inc.	3,170	260,035
Corpay, Inc.(a)	188	54,155
CoStar Group, Inc.(a)	623	52,563
Crowdstrike Holdings, Inc., Class A(a)	498	244,209
Datadog, Inc., Class A(a)	265	37,736
Dayforce, Inc.(a)	3,146	216,728
Dell Technologies, Inc., Class C	1,736	246,113
EPAM Systems, Inc.(a)	1,112	167,678
Equifax, Inc.	212	54,384
F5, Inc.(a)	1,012	327,068
FactSet Research Systems, Inc.	150	42,974
Fair Isaac Corporation(a)	35	52,379
Fidelity National Information Services, Inc.	920	60,665
Fiserv, Inc.(a)	414	53,377
Fortinet, Inc.(a)	2,724	229,034
Garmin Ltd.	1,823	448,859
Gartner, Inc.(a)	702	184,535
Gen Digital, Inc.	7,449	211,477
Global Payments, Inc.	678	56,328
Hewlett Packard Enterprise Company	8,777	215,563
HP, Inc.	15,521	422,637
Intel Corporation(a)	7,211	241,929
International Business Machines Corporation	1,713	483,339
Intuit, Inc.	336	229,458
Jabil, Inc.	2,028	440,421
Jack Henry & Associates, Inc.	372	55,402
KLA Corporation	225	242,685
Lam Research Corporation	1,856	248,518
Leidos Holdings, Inc.	944	178,378
Mastercard, Inc., Class A	102	58,019
Microchip Technology, Inc.	2,684	172,366
Micron Technology, Inc.	1,104	184,721
Microsoft Corporation	853	441,811
Monolithic Power Systems, Inc.	347	319,462
Moody’s Corporation	107	50,983
Motorola Solutions, Inc.	1,352	618,256

STRATIFIED LARGECAP INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Common Stocks — 99.7% (continued)	Shares	Fair Value
Technology — 15.1% (continued)
MSCI, Inc.	93	$52,769
NetApp, Inc.	1,751	207,423
NVIDIA Corporation	977	182,289
NXP Semiconductors N.V.	1,323	301,287
ON Semiconductor Corporation(a)	5,997	295,712
Oracle Corporation	743	208,961
Palantir Technologies, Inc., Class A(a)	1,688	307,925
Palo Alto Networks, Inc.(a)	1,106	225,204
Paychex, Inc.	2,142	271,520
Paycom Software, Inc.	975	202,937
PayPal Holdings, Inc.(a)	865	58,007
PTC, Inc.(a)	1,411	286,461
QUALCOMM, Inc.	2,683	446,345
Roper Technologies, Inc.	63	31,417
S&P Global, Inc.	105	51,105
Salesforce, Inc.	894	211,878
Seagate Technology Holdings PLC	1,108	261,554
ServiceNow, Inc.(a)	312	287,127
Skyworks Solutions, Inc.	3,887	299,221
Super Micro Computer, Inc.(a)	4,824	231,263
Synopsys, Inc.(a)	1,020	503,258
Teradyne, Inc.	1,934	266,196
Texas Instruments, Inc.	1,585	291,212
Tyler Technologies, Inc.(a)	531	277,798
Verisk Analytics, Inc.	207	52,063
Visa, Inc., Class A	160	54,621
Western Digital Corporation	2,223	266,893
Workday, Inc., Class A(a)	972	233,990
Zebra Technologies Corporation, Class A(a)	524	155,712
		19,045,770
Utilities — 6.3%
AES Corporation (The)	30,335	399,209
Alliant Energy Corporation	1,545	104,148
Ameren Corporation	994	103,754
American Electric Power Company, Inc.	2,954	332,325
American Water Works Company, Inc.	3,117	433,855
Atmos Energy Corporation	2,606	444,975
CenterPoint Energy, Inc.	8,514	330,343
CMS Energy Corporation	1,398	102,417
Consolidated Edison, Inc.	3,338	335,536
Constellation Energy Corporation	1,208	397,517
Dominion Energy, Inc.	5,352	327,382
DTE Energy Company	2,379	336,462
Duke Energy Corporation	822	101,723
Edison International	5,793	320,237
Entergy Corporation	3,606	336,043
Evergy, Inc.	1,336	101,563
Eversource Energy	1,464	104,149
Exelon Corporation	9,007	405,404
FirstEnergy Corporation	7,344	336,502
NextEra Energy, Inc.	4,545	343,102
NiSource, Inc.	10,586	458,374
NRG Energy, Inc.	2,399	388,518
PG&E Corporation	6,484	97,779
Pinnacle West Capital Corporation	1,136	101,854
PPL Corporation	2,771	102,970
Public Service Enterprise Group, Inc.	3,938	328,665
Sempra	1,194	107,436
Common Stocks — 99.7% (continued)	Shares	Fair Value
Utilities — 6.3% (continued)
Southern Company (The)	1,086	$102,920
Vistra Corporation	1,863	364,999
WEC Energy Group, Inc.	906	103,819
Xcel Energy, Inc.	1,366	110,168
		7,964,148

Total Common Stocks
(Cost $115,991,677)		126,039,807

Rights— 0.0%(c)
Health Care — 0.0%(c)
Omniab, Inc. (a)(b) - CVR, $12.5 Earnout	198	—
Omniab, Inc. (a)(b) - CVR, $15.0 Earnout	198	—
Total Right Cost ($0)		—

Total Investments — 99.7%
(Cost $115,991,677)		126,039,807

Other Assets in Excess of Liabilities — 0.3%		430,189

Total Net Assets — 100.0%		$126,469,996

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	Percentage rounds to less than 0.1%.